Document and Entity Information	9 Months Ended
Jul. 31, 2019
Document And Entity Information
Entity Registrant Name	NEW WORLD TECHNOLOGIES, INC.
Entity Central Index Key	0001756574
Document Type	S-1/A
Document Period End Date	Jul. 31, 2019
Amendment flag	true
Amendment Description	Amendment No.4
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false